Leases (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Leases [Abstract]
Operating lease expenses	$ 356,051	$ 146,384	$ 196,500
Lease liabilities	$ (262,882)	$ (296,745)	$ (265,773)